UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                          June 30, 2004 and Year Ended
                               December 31, 2003

                           Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                   $         151,623,400
      Cash                                                                                                          54,156
      Dividends receivable                                                                                          96,538
      Subscriptions receivable                                                                                     517,851
      Receivable for investments sold                                                                            1,429,956
      Variation margin on futures contracts                                                                         28,975
                                                                                                       --------------------
                                                                                                       --------------------

      Total assets                                                                                             153,750,876
                                                                                                       --------------------
                                                                                                       --------------------

LIABILITIES:
      Due to investment adviser                                                                                     75,121
      Redemptions payable                                                                                          517,764
      Payable for investments purchased                                                                          1,146,882
                                                                                                       --------------------
                                                                                                       --------------------

      Total liabilities                                                                                          1,739,767
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $         152,011,109
                                                                                                       ====================
                                                                                                       ====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $           1,645,204
      Additional paid-in capital                                                                               126,849,652
      Net unrealized appreciation on investments and futures contracts                                          23,775,226
      Undistributed net investment income                                                                           25,077
      Accumulated net realized loss on investments and futures contracts                                          (284,050)
                                                                                                       --------------------
                                                                                                       --------------------

NET ASSETS                                                                                           $         152,011,109
                                                                                                       ====================
                                                                                                       ====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $                9.24
                                                                                                       ====================
                                                                                                       ====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                               100,000,000
      Outstanding                                                                                               16,452,036

(1)  Cost of investments in securities:                                                              $         128,002,299

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Interest                                                                                       $            11,759
      Dividends                                                                                                  654,894
                                                                                                       ------------------
                                                                                                       ------------------

      Total income                                                                                               666,653
                                                                                                       ------------------
                                                                                                       ------------------

EXPENSES:
      Management fees                                                                                            408,515
                                                                                                       ------------------
                                                                                                       ------------------

NET INVESTMENT INCOME                                                                                            258,138
                                                                                                       ------------------
                                                                                                       ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                         3,814,096
      Net realized loss on futures contracts                                                                    (327,103)
      Change in net unrealized appreciation on investments                                                     8,943,071
      Change in net unrealized appreciation on futures contracts                                                 118,875
                                                                                                       ------------------
                                                                                                       ------------------

      Net realized and unrealized gain on investments and futures contracts                                   12,548,939
                                                                                                       ------------------
                                                                                                       ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $        12,807,077
                                                                                                       ==================
                                                                                                       ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                            2004                  2003
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------
                                                                                          UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                         $           258,138   $           159,839
      Net realized gain (loss) on investments                                                 3,814,096              (136,019)
      Net realized gain (loss) on futures contracts                                            (327,103)              368,956
      Change in net unrealized appreciation on investments                                    8,943,071            18,241,389
      Change in net unrealized appreciation on futures contracts                                118,875                34,975
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase in net assets resulting from operations                                   12,807,077            18,669,140
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                               (233,061)             (160,186)
      From net realized gains                                                                (3,145,886)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Total distributions                                                                    (3,378,947)             (160,186)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                      49,315,228           137,289,673
      Reinvestment of distributions                                                           3,378,947               160,186
      Redemptions of shares                                                                 (40,980,782)          (53,572,431)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase in net assets resulting from share transactions                           11,713,393            83,877,428
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Total increase in net assets                                                           21,141,523           102,386,382

NET ASSETS:
      Beginning of period                                                                   130,869,586            28,483,204
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      End of period  (1)                                                            $       152,011,109   $       130,869,586
                                                                                      ==================    ==================
                                                                                      ==================    ==================
OTHER INFORMATION:

SHARES:
      Sold                                                                                    5,484,231            17,987,846
      Issued in reinvestment of distributions                                                   372,541                20,384
      Redeemed                                                                               (4,569,656)           (7,389,867)
                                                                                      ------------------    ------------------
                                                                                      ------------------    ------------------

      Net increase                                                                            1,287,116            10,618,363
                                                                                      ==================    ==================
                                                                                      ==================    ==================

(1) Including undistributed net investment income                                   $            25,077   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                           Six Months Ended      Year Ended December 31,
                                           June 30, 2004     2003         2002 ~       2001 ~        2000 ~        1999 ~
                                           --------------------------   -----------  -----------   -----------   -----------
                                           --------------------------   -----------  -----------   -----------   -----------
                                                   UNAUDITED
Net Asset Value, Beginning of Period     $        8.63  $       6.26  $       7.45 $       7.68  $       8.00  $       7.92

Income from Investment Operations

Net investment income                             0.01          0.01          0.01         0.01          0.03          0.05
Net realized and unrealized gain (loss)           0.81          2.37         (1.19)        0.33          0.74          0.81
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Income (Loss) From
    Investment Operations                         0.82          2.38         (1.18)        0.34          0.77          0.86
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Less Distributions

From net investment income                       (0.01)        (0.01)        (0.01)       (0.01)        (0.03)        (0.05)
From net realized gains +                        (0.20)                      (0.00)       (0.56)        (1.06)        (0.73)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Distributions                              (0.21)        (0.01)        (0.01)       (0.57)        (1.09)        (0.78)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Net Asset Value, End of Period           $        9.24  $       8.63  $       6.26 $       7.45  $       7.68  $       8.00
                                           ============   ===========   ===========  ===========   ===========   ===========
                                           ============   ===========   ===========  ===========   ===========   ===========


Total Return                                     9.62% o      38.11%       (15.23%)       5.82%        10.25%        11.85%

Net Assets, End of Period ($000)         $     152,011  $    130,870  $     28,483 $     32,022  $     28,279  $     25,169

Ratio of Expenses to Average Net Assets          0.60% *       0.60%         0.60%        0.60%         0.60%         0.60%

Ratio of Net Investment Income to
    Average Net Assets                           0.38% *       0.31%         0.22%        0.20%         0.36%         0.66%

Portfolio Turnover Rate                         15.06% o      88.78%        18.06%       33.31%        85.61%        37.75%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 + The distribution from net realized gains in 2002 was less than $0.01 per share.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's SmallCap 600 Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $24,674,933 and $20,064,823, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $128,785,083. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,321,897 and gross depreciation of securities in which there was an excess of tax cost over value of $3,483,580, resulting in net appreciation of $22,838,317.

5. FUTURES CONTRACTS

        As of June 30, 2004, the Portfolio had 14 open Russell 2000 futures contracts. The contracts expire in September 2004 and the Portfolio has recorded unrealized appreciation of $154,125.

6. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

7. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. FUND ACQUISITION

       Immediately following the close of the New York Stock Exchange, on June 25, 2004, the Portfolio acquired the Orchard Index 600 Fund. The Agreement and Plan of the Reorganization was approved at a meeting of the shareholders of the Orchard Index 600 Fund, held on June 1, 2004.

Maxim Index 600 Portfolio

BONDS

TRANSPORTATION --- .00%
      1,662 TIMCO Aviation Services Inc @*                                     0
            Convertible
            8.000% January 2, 2007
                                                                              $0

TOTAL BONDS --- .00%                                                         $00
(Cost $0)

COMMON STOCK

AEROSPACE & DEFENSE --- 2.04%
      9,929 AAR Corp*                                                    112,694
     10,105 Armor Holdings Inc*                                          343,570
      8,316 Cubic Corp                                                   174,054
      8,062 DRS Technologies Inc*                                        257,178
      6,225 EDO Corp                                                     150,147
      8,096 Engineered Support Systems Inc                               473,697
      6,616 Esterline Technologies Corp*                                 195,370
     13,818 GenCorp Inc                                                  185,023
      5,512 InVision Technologies Inc*                                   275,049
      6,995 Kaman Corp Class A                                            97,860
      6,590 Mercury Computer Systems Inc*                                163,432
      8,050 Moog Inc*                                                    298,736
     10,098 Teledyne Technologies Inc*                                   202,162
      4,971 Triumph Group Inc*                                           158,724
                                                                      $3,087,696

AGRICULTURE --- 0.52%
     11,304 Corn Products International Inc                              526,201
     11,867 Delta & Pine Land Co                                         260,481
                                                                        $786,682

AIR FREIGHT --- 0.42%
     14,000 EGL Inc*                                                     372,400
      6,714 Forward Air Corp*                                            251,104
                                                                        $623,504

AIRLINES --- 0.40%
     13,982 Atlantic Coast Airlines Holdings Inc*                         80,257
     10,985 Frontier Airlines Inc*                                       119,517
      9,777 Mesa Air Group Inc*                                           79,096
     18,027 SkyWest Inc                                                  313,850
                                                                        $592,720

AUTO PARTS & EQUIPMENT --- 0.18%
      7,948 Intermet Corp                                                 34,176
      4,743 Midas Inc*                                                    82,528
      6,122 Standard Motor Products Inc                                   90,177
     17,973 Tower Automotive Inc*                                         65,422
                                                                        $272,303

AUTOMOBILES --- 0.64%
      4,864 Coachmen Industries Inc                                       77,775
     16,475 Fleetwood Enterprises Inc*                                   239,711
      9,110 Monaco Coach Corp                                            256,629
     10,558 Winnebago Industries Inc                                     393,602
                                                                        $967,717

BANKS --- 5.47%
      8,482 Boston Private Financial Holdings Inc                        196,443
     11,429 Chittenden Corp                                              401,729
     11,435 Community First Bankshares Inc                               368,093
     15,616 East West Bancorp Inc                                        479,411
     12,464 First BanCorp                                                507,908
     14,420 First Midwest Bancorp Inc                                    507,728
      4,969 First Republic Bank                                          214,065
     12,370 Gold Banc Corp Inc                                           191,735
     13,930 Hudson United Bancorp                                        519,310
      8,793 Irwin Financial Corp                                         232,135
     10,166 Provident Bankshares Corp                                    293,187
     19,800 Republic Bancorp Inc                                         275,220
      8,923 Riggs National Corp                                          188,454
     18,529 South Finanical Group Inc                                    525,112
     10,709 Southwest Bancorp of Texas Inc                               472,481
     13,811 Sterling Bancshares Inc                                      195,978
     14,330 Susquehanna Bancshares Inc                                   360,543
     23,073 TrustCo Bank Corp NY                                         302,256
     14,034 UCBH Holdings Inc                                            554,624
      8,810 Umpqua Holdings Corp                                         184,922
     13,549 United Bankshares Inc                                        440,343
     12,674 Whitney Holding Corp                                         566,148
      6,267 Wintrust Financial Corp                                      316,546
                                                                      $8,294,371

BIOTECHNOLOGY --- 1.09%
      8,944 ArQule Inc*                                                   47,135
      9,551 Enzo Biochem Inc*                                            143,265
     10,808 IDEXX Laboratories Inc*                                      680,256
     17,259 Regeneron Pharmaceuticals Inc*                               181,737
     18,573 Savient Pharmaceuticals Inc*                                  46,061
     12,827 Techne Corp*                                                 557,333
                                                                      $1,655,787

BROADCAST/MEDIA --- 0.02%
      4,746 SCM Microsystems Inc*                                         30,849
                                                                         $30,849

BUILDING MATERIALS --- 0.90%
      8,455 Apogee Enterprises Inc                                        87,932
      6,115 ElkCorp                                                      146,393
     18,277 Lennox International Inc                                     330,814
      7,605 Simpson Manufacturing Co Inc                                 426,793
      8,794 Standard Register Co                                         104,649
      6,540 Texas Industries Inc                                         269,252
                                                                      $1,365,833

CHEMICALS --- 1.75%
      9,296 A Schulman Inc                                               199,771
      7,258 Arch Chemicals Inc                                           209,176
      8,089 Cambrex Corp                                                 204,085
     10,295 Georgia Gulf Corp                                            369,179
      8,802 HB Fuller Co                                                 249,977
     10,400 Headwaters Inc*                                              269,672
      9,371 MacDermid Inc                                                317,208
      4,411 Material Sciences Corp*                                       46,977
      3,853 OM Group Inc*                                                292,238
     12,408 Omnova Solutions Inc*                                         75,689
      2,706 Penford Corp                                                  47,490
     28,385 PolyOne Corp*                                                211,184
      2,940 Quaker Chemical Corp                                          81,203
      9,855 Wellman Inc                                                   80,121
                                                                      $2,653,970

COMMUNICATIONS - EQUIPMENT --- 1.39%
     34,083 Adaptec Inc*                                                 288,342
      7,152 Audiovox Corp Class A*                                       120,726
      3,471 Bel Fuse Inc Class B                                         144,741
      5,503 Black Box Corp                                               260,072
      4,006 Brooktrout Inc*                                               43,305
     13,344 C-COR.net Corp*                                              137,310
     13,035 Cable Design Technologies Corp*                              138,171
      6,597 Digi International Inc*                                       70,720
     22,236 Harmonic Inc*                                                189,451
      7,979 Inter-Tel Inc                                                199,236
      7,535 Network Equipment Technologies Inc*                           61,486
      6,489 PC-Tel Inc*                                                   76,570
     13,905 SymmetriCom Inc*                                             123,755
      4,130 Tollgrade Communications Inc*                                 43,861
      8,196 ViaSat Inc*                                                  204,490
                                                                      $2,102,236

COMPUTER HARDWARE & SYSTEMS --- 0.79%
      9,800 Avid Technology Inc*                                         534,786
      8,047 Hutchinson Technology Inc*                                   197,876
     21,281 Pinnacle Systems Inc*                                        152,159
      4,655 SBS Technologies Inc*                                         74,806
      3,900 ScanSource Inc*                                              231,738
                                                                      $1,191,365

COMPUTER SOFTWARE & SERVICES --- 4.79%
      4,775 ANSYS Inc*                                                   224,425
      9,039 CACI International Inc Class A*                              365,537
     18,657 CIBER Inc*                                                   153,361
      9,877 Captaris Inc*                                                 63,805
      4,015 Catapult Communications Corp*                                 92,345
      5,614 Concord Communications Inc*                                   64,056
     10,900 Digital Insight Corp                                         225,957
      5,450 EPIQ Systems Inc*                                             79,025
      9,611 FactSet Research Systems Inc                                 454,312
     12,138 FileNET Corp*                                                383,197
     12,098 Hyperion Solutions Corp*                                     528,925
     15,000 Internet Security Systems Inc*                               230,100
      8,926 JDA Software Group Inc*                                      117,555
      9,672 Kronos Inc*                                                  398,486
      6,789 MAXIMUS Inc*                                                 240,738
      5,795 MICROS Systems Inc*                                          277,986
      7,694 MRO Software Inc*                                            104,715
      9,930 ManTech International Corp*                                  186,386
      9,345 Manhattan Associates Inc*                                    288,574
      6,270 MapInfo Corp*                                                 66,462
      9,922 NYFIX Inc*                                                    48,519
     11,720 Netegrity Inc*                                                99,151
      7,546 Phoenix Technologies Ltd*                                     52,747
     11,196 Progress Software Corp*                                      242,617
      4,857 QRS Corp*                                                     31,813
      8,137 Radiant Systems Inc*                                          38,163
     10,411 Roxio Inc*                                                    51,118
     13,771 SERENA Software Inc*                                         262,888
      5,321 SPSS Inc*                                                     95,618
      4,204 TALX Corp                                                    102,704
     12,044 THQ Inc*                                                     275,808
     13,915 Take-Two Interactive Software Inc*                           426,356
     11,419 Verity Inc*                                                  154,271
     13,690 WebEx Communications Inc*                                    297,894
      7,108 Websense Inc*                                                264,631
      9,755 Zix Corp*                                                     77,455
      7,230 j2 Global Communications Inc*                                200,994
                                                                      $7,268,694

CONGLOMERATES --- 0.19%
      3,770 Standex International Corp                                   102,544
     11,926 Tredegar Corp                                                192,366
                                                                        $294,910

CONTAINERS --- 0.41%
     11,331 AptarGroup Inc                                               495,051
      9,356 Myers Industries Inc                                         131,920
                                                                        $626,971

COSMETICS & PERSONAL CARE --- 0.44%
     20,712 NBTY Inc*                                                    608,726
      4,600 Nature's Sunshine Products Inc                                65,504
                                                                        $674,230

DISTRIBUTORS --- 1.45%
      5,865 Advanced Marketing Services Inc                               75,717
      9,549 Hughes Supply Inc                                            562,723
      2,956 Lawson Products Inc                                          112,771
      3,807 Nash-Finch Co                                                 95,289
     12,148 Owens & Minor Inc                                            314,633
     14,400 Performance Food Group Co*                                   382,176
     13,495 Priority Healthcare Corp*                                    309,710
     12,138 United Natural Foods Inc*                                    350,910
                                                                      $2,203,929

ELECTRIC COMPANIES --- 0.87%
      4,899 CH Energy Group Inc                                          227,510
      3,688 Central Vermont Public Service Corp                           75,567
     14,724 Cleco Corp                                                   264,738
     14,691 El Paso Electric Co*                                         226,829
      1,573 Green Mountain Power Corp                                     41,055
      4,521 UIL Holdings Corp                                            220,127
     10,577 UniSource Energy Corp                                        262,838
                                                                      $1,318,664

ELECTRONIC INSTRUMENT & EQUIP --- 6.17%
      9,174 AO Smith Corp                                                291,641
     13,260 Acuity Brands Inc                                            358,020
     22,950 Aeroflex Inc*                                                328,874
      9,954 Agilysys Inc                                                 137,266
     11,445 Anixter International Inc                                    389,473
     12,046 Artesyn Technologies Inc*                                    108,414
      4,542 BEI Technologies Inc                                         128,584
     10,230 Baldor Electric Co                                           238,871
      8,401 Bell Microproducts Inc*                                       67,964
     12,727 Benchmark Electronics Inc*                                   370,356
      7,857 C&D Technologies Inc                                         140,090
     11,112 CTS Corp                                                     134,011
     11,609 Checkpoint Systems Inc*                                      208,149
     14,087 Cognex Corp                                                  542,068
      9,402 Coherent Inc*                                                280,650
      5,800 Daktronics Inc*                                              144,710
      8,678 Electro Scientific Industries Inc*                           245,674
     10,472 Flir Systems Inc*                                            574,913
      7,162 Global Imaging Systems Inc*                                  262,559
      5,215 Intermagnetics General Corp*                                 177,466
      6,471 Itron Inc*                                                   148,445
      4,967 Keithley Instruments Inc                                     110,019
      6,900 Littelfuse Inc*                                              292,629
      8,827 MagneTek Inc*                                                 73,617
     10,992 Methode Electronics Inc Class A                              142,566
      6,128 Park Electrochemical Corp                                    154,732
     12,278 Paxar Corp*                                                  239,667
      5,131 Photon Dynamics Inc*                                         179,944
      4,518 Planar Systems Inc*                                           60,496
      5,813 RadiSys Corp*                                                107,947
      7,556 Regal-Beloit Corp                                            168,197
      5,141 Rogers Corp*                                                 359,356
     11,474 Roper Industries Inc                                         652,871
     12,542 Technitrol Inc*                                              274,670
     15,690 Trimble Navigation Ltd*                                      436,025
      9,163 Veeco Instruments Inc*                                       236,497
     12,937 Vicor Corp*                                                  236,359
      3,555 Woodward Governor Co                                         256,351
      6,363 X-Rite Inc                                                    92,518
                                                                      $9,352,659

ELECTRONICS - SEMICONDUCTOR --- 3.49%
      9,714 ATMI Inc*                                                    265,289
      8,004 Actel Corp                                                   148,074
     10,121 Advanced Energy Industries Inc*                              159,102
     10,852 Alliance Semiconductor Corp*                                  64,569
     30,805 Axcelis Technologies Inc*                                    383,214
     13,858 Brooks Automation Inc*                                       279,239
      6,599 Cohu Inc                                                     125,645
     11,385 Cymer Inc*                                                   426,254
      9,005 DSP Group Inc*                                               245,296
      5,688 DuPont Photomasks Inc*                                       115,637
     12,158 ESS Technology Inc*                                          130,212
     12,736 Exar Corp*                                                   186,710
     10,303 FEI Co*                                                      246,345
      8,089 Helix Technology Corp                                        172,538
     21,748 Kopin Corp*                                                  111,132
     15,698 Kulicke & Soffa Industries Inc*                              172,050
     18,358 Microsemi Corp*                                              260,867
      8,113 Pericom Semiconductor Corp*                                   86,890
     10,076 Photronics Inc*                                              190,839
      9,593 Power Integrations Inc*                                      238,866
      5,203 Rudolph Technologies Inc*                                     94,643
     46,440 Skywork Solutions Inc*                                       405,421
      5,741 Standard Microsystems Corp*                                  133,880
      3,957 Supertex Inc*                                                 64,657
      6,555 Three-Five Systems Inc*                                       33,431
      7,361 Ultratech Inc*                                               119,837
     11,254 Varian Semiconductor Equipment Associates Inc*               433,954
                                                                      $5,294,591

ENGINEERING & CONSTRUCTION --- 0.60%
      4,717 EMCOR Group Inc*                                             207,454
      8,225 Insituform Technologies Inc Class A*                         133,821
     19,544 Shaw Group Inc*                                              197,981
     13,314 URS Corp*                                                    364,804
                                                                        $904,060

FINANCIAL SERVICES --- 3.30%
      7,154 Anchor Bancorp Wisconsin Inc                                 189,152
     18,400 BankAtlantic Bancorp Inc                                     339,480
      9,281 BankUnited Financial Corp*                                   239,450
     18,280 Brookline Bancorp Inc                                        268,168
     12,620 Commercial Federal Corp                                      342,002
     11,535 Dime Community Bancshares                                    201,632
      8,733 Downey Financial Corp                                        465,032
      5,234 FirstFed Financial Corp*                                     217,734
     18,914 Flagstar Bancorp Inc                                         376,010
     23,935 Fremont General Corp                                         422,453
     10,160 MAF Bancorp Inc                                              433,629
     10,523 New Century Financial Corp                                   492,687
      5,258 SWS Group Inc                                                 80,447
      9,379 Seacoast Financial Services Corp                             324,513
      7,010 Sterling Financial Corp*                                     223,409
     10,385 Waypoint Financial Corp                                      286,522
      5,700 World Acceptance Corp*                                       104,481
                                                                      $5,006,801

FOOD & BEVERAGES --- 1.08%
      5,642 American Italian Pasta Co Class A                            171,968
     13,662 Flowers Foods Inc                                            357,261
     11,294 Hain Celestial Group Inc*                                    204,421
      2,758 J&J Snack Foods Corp*                                        112,609
      9,125 Lance Inc                                                    140,525
      9,060 Ralcorp Holdings Inc*                                        318,912
      6,200 Sanderson Farms Inc*                                         332,444
                                                                      $1,638,140

GOLD, METALS & MINING --- 1.83%
      4,842 AM Castle & Co*                                               52,052
      5,200 Brush Engineered Materials Inc*                               98,280
      7,100 Carpenter Technology Corp                                    241,755
      9,345 Century Aluminum Co*                                         231,663
      3,365 Cleveland-Cliffs Inc*                                        189,752
      8,979 Commercial Metals Co                                         291,369
      4,896 Commonwealth Industries Inc*                                  50,625
      4,770 IMCO Recycling Inc*                                           63,059
     23,562 Massey Energy Co                                             664,684
      5,110 Quanex Corp                                                  248,857
      7,672 Ryerson Tull Inc                                             121,831
     15,263 Steel Dynamics Inc*                                          436,980
      3,898 Steel Technologies Inc                                        86,068
                                                                      $2,776,975

HARDWARE & TOOLS --- 0.1%
     13,442 Florida Rock Industries Inc                                  566,849
      9,195 Griffon Corp*                                                204,865
                                                                        $771,714

HEALTH CARE RELATED --- 4.57%
      7,694 AMERIGROUP Corp*                                             378,545
     15,055 Accredo Health Inc*                                          586,392
      9,367 AmSurg Corp*                                                 235,393
     10,080 American Healthways Inc*                                     268,330
      7,500 BioLase Technology Inc*                                      100,950
      6,285 Centene Corp*                                                242,287
     11,092 Cerner Corp*                                                 494,481
      9,930 Cross Country Healthcare Inc*                                180,230
      7,154 Cryolife Inc                                                  37,702
      3,959 Curative Health Services Inc*                                 34,285
      7,300 Cyberonics Inc*                                              243,528
     12,899 Dendrite International Inc*                                  239,663
     20,152 Hooper Holmes Inc                                            115,672
      5,300 LabOne Inc*                                                  168,434
     11,147 NDCHealth Corp                                               258,610
     11,325 Odyssey Healthcare Inc*                                      213,137
     15,498 Orthodontic Centers of America Inc*                          126,929
      8,051 PAREXEL International Corp*                                  159,410
      7,603 Pediatrix Medical Group Inc*                                 531,070
     17,462 Pharmaceutical Product Development Inc*                      554,768
     15,319 Province Healthcare Co*                                      262,721
      5,018 RehabCare Group Inc*                                         133,629
      8,362 Sierra Health Services Inc*                                  373,781
      6,414 Sunrise Senior Living Inc*                                   251,044
     26,775 US Oncology Inc*                                             394,128
      8,750 United Surgical Partners International Inc*                 345,363
                                                                      $6,930,482

HOMEBUILDING --- 1.81%
     21,841 Champion Enterprises Inc*                                    200,500
     10,120 MDC Holdings Inc                                             643,733
      4,100 Meritage Corp*                                               282,080
      2,039 NVR Inc*                                                     986,894
      2,622 Skyline Corp                                                 106,584
     10,564 Standard Pacific Corp                                        520,805
                                                                      $2,740,596

HOTELS/MOTELS --- 0.20%
      9,262 Marcus Corp                                                  159,770
     13,957 Prime Hospitality Corp*                                      148,223
                                                                        $307,993

HOUSEHOLD GOODS --- 1.07%
      7,448 Applica Inc*                                                  66,287
      3,636 Bassett Furniture Industries Inc                              79,119
      4,030 Department 56 Inc*                                            62,062
      4,362 Enesco Group Inc*                                             39,084
     11,624 Ethan Allen Interiors Inc                                    417,418
      9,409 Fedders Corp                                                  40,929
     16,014 Interface Inc*                                               139,802
     16,098 La-Z-Boy Inc                                                 289,442
      4,283 Libbey Inc                                                   118,896
      2,167 National Presto Industries Inc                                89,345
      6,382 Russ Berrie & Co Inc                                         124,002
      5,256 WD-40 Co                                                     157,365
                                                                      $1,623,751

INSURANCE RELATED --- 2.16%
      9,822 Delphi Financial Group Inc Class A                           437,079
     11,222 Hilb Rogal & Hobbs Co                                        400,401
      5,938 LandAmerica Financial Group Inc                              231,166
      6,912 Philadelphia Consolidated Holding Corp*                      415,204
      9,100 ProAssurance Corp*                                           310,401
      7,822 RLI Corp                                                     285,503
      3,049 SCPIE Holdings Inc                                            27,746
      8,665 Selective Insurance Group Inc                                345,560
      5,659 Stewart Information Services Corp                            191,104
     14,367 UICI*                                                        342,078
      6,008 Zenith National Insurance Corp                               291,989
                                                                      $3,278,231

INVESTMENT BANK/BROKERAGE FIRM --- 0.59%
     16,000 Commercial Net Lease Realty Inc                              275,200
     13,600 Investment Technology Group Inc*                             173,944
      6,210 Piper Jaffray Cos Inc*                                       280,878
      9,050 Presidential Life Corp                                       163,081
                                                                        $893,103

LEISURE & ENTERTAINMENT --- 2.51%
      4,267 4Kids Entertainment Inc*                                     102,067
      5,674 Action Performance Cos Inc                                    85,507
      6,516 Arctic Cat Inc                                               179,385
      9,184 Argosy Gaming Co*                                            345,318
     10,745 Aztar Corp*                                                  300,860
     10,555 Bally Total Fitness*                                          52,775
      7,804 JAKKS Pacific Inc*                                           162,245
     12,904 K2 Inc*                                                      202,593
      6,160 Meade Instruments Corp*                                       19,650
      8,700 Multimedia Games Inc*                                        233,334
     10,135 Nautilus Group Inc                                           197,734
     11,012 Pinnacle Entertainment Inc*                                  138,861
     13,386 Polaris Industries Inc                                       642,528
     11,061 SCP Pool Corp*                                               497,745
      7,185 Shuffle Master Inc*                                          260,887
      8,300 Sturm Ruger & Co Inc                                         100,513
      9,323 WMS Industries Inc*                                          277,825
                                                                      $3,799,827

MACHINERY --- 4.89%
     10,284 Albany International Corp Class A                            345,131
      6,066 Astec Industries Inc*                                        114,223
      7,133 Barnes Group Inc                                             206,714
      6,964 Briggs & Stratton Corp                                       615,269
      7,935 CLARCOR Inc                                                  363,423
      5,260 CUNO Inc*                                                    280,621
      6,565 Dionex Corp*                                                 362,191
      6,173 Gardner Denver Inc*                                          172,227
     15,560 IDEX Corp                                                    534,486
     13,482 JLG Industries Inc                                           187,265
      8,729 Kaydon Corp                                                  269,988
      3,591 Lindsay Manufacturing Co                                      86,256
      5,002 Lydall Inc*                                                   48,870
      8,289 Manitowoc Co Inc                                             280,583
     15,445 Milacron Inc*                                                 61,780
     10,892 Mueller Industries Inc                                       389,934
     10,932 Oshkosh Truck Corp                                           626,513
      4,445 Robbins & Myers Inc                                           99,790
      8,934 Stewart & Stevenson Services Inc                             160,097
      5,357 Thomas Industries Inc                                        177,852
     27,756 Timken Co                                                    735,256
      7,536 Toro Co                                                      528,048
      7,363 Valmont Industries Inc                                       168,613
     10,451 Wabash National Corp*                                        287,925
     10,027 Watts Water Technologies Inc                                 270,228
      3,794 Wolverine Tube Inc*                                           41,355
                                                                      $7,414,638

MANUFACTURING --- 0.97%
      6,031 Applied Industrial Technologies Inc                          181,654
      8,047 Belden Inc                                                   172,447
      6,584 Curtiss-Wright Corp                                          369,955
      6,525 RTI International Metals Inc*                                104,074
     10,088 Reliance Steel & Aluminum Co                                 406,748
      8,310 Watsco Inc                                                   233,262
                                                                      $1,468,140

MEDICAL PRODUCTS --- 5.09%
      9,159 Advanced Medical Optics Inc*                                 389,899
     10,389 American Medical Systems Holdings Inc*                       350,109
      4,273 Analogic Corp                                                181,303
      6,624 ArthroCare Corp*                                             192,626
      4,905 Biosite Inc*                                                 220,333
      9,225 CONMED Corp*                                                 252,765
     10,181 Cooper Cos Inc                                               643,134
      4,580 Datascope Corp                                               181,780
      9,028 Diagnostic Products Corp                                     396,690
      7,860 Haemonetics Corp*                                            233,049
      6,350 Hologic Inc*                                                 147,638
      4,285 ICU Medical Inc*                                             143,676
      6,200 Immucor Inc*                                                 201,810
      8,872 Integra LifeSciences Holdings Corp*                          312,915
      9,744 Invacare Corp                                                435,752
     13,092 Mentor Corp                                                  448,925
      8,100 Merit Medical Systems Inc*                                   129,033
      5,270 Osteotech Inc*                                                34,202
      8,440 PolyMedica Corp                                              261,978
      5,604 Possis Medical inc*                                          191,377
     10,492 ResMed Inc*                                                  534,672
     10,803 Respironics Inc*                                             634,676
      9,848 Sola International Inc*                                      169,681
      5,473 SurModics Inc*                                               134,855
     11,969 Sybron Dental Specialties Inc*                               357,275
      9,244 Theragenics Corp*                                             42,707
      9,523 Viasys Healthcare Inc*                                       199,126
      4,019 Vital Signs Inc                                              116,712
      6,620 Wilson Greatbatch Technologies Inc*                          185,029
                                                                      $7,723,727

MISCELLANEOUS --- 0.12%
      3,739 Chemed Corp*                                                 181,342
                                                                        $181,342

OFFICE EQUIPMENT & SUPPLIES --- 0.65%
      7,393 Brady Corp Class A                                           340,817
      6,823 Gerber Scientific Inc*                                        48,170
      5,196 Imagistics International Inc*                                183,938
     10,515 United Stationers Inc*                                       417,656
                                                                        $990,581

OIL & GAS --- 5.32%
      4,362 Atwood Oceanics Inc*                                         182,114
     10,277 Cabot Oil & Gas Corp Class A                                 434,717
     11,855 Cal Dive International Inc*                                  359,444
      5,003 Carbo Ceramics Inc                                           341,455
     12,880 Cimarex Energy Co*                                           389,362
      5,385 Dril-Quip Inc*                                               100,700
     13,430 Evergreen Resources Inc*                                     542,572
      8,170 Frontier Oil Corp                                            173,122
      7,101 Hydril Co*                                                   223,682
     22,628 Input/Output Inc*                                            187,586
      8,949 Lone Star Technologies Inc*                                  246,634
     13,166 Maverick Tube Corp*                                          345,739
      7,738 Oceaneering International Inc*                               265,027
      7,008 Offshore Logistics Inc*                                      197,065
     21,860 Patina Oil & Gas Corp                                        652,958
      7,514 Plains Resources Inc*                                        127,362
      4,069 Prima Energy Corp*                                           161,010
      8,377 Remington Oil & Gas Corp*                                    197,697
      5,780 SEACOR SMIT Inc*                                             253,915
     10,524 Spinnaker Exploration Co*                                    414,435
      8,839 St Mary Land & Exploration Co                                315,110
      8,299 Stone Energy Corp*                                           379,098
      8,620 Swift Energy Co*                                             190,157
      6,876 TETRA Technologies Inc*                                      184,621
     14,247 Unit Corp*                                                   448,068
     10,379 Veritas DGC Inc*                                             240,274
     20,078 Vintage Petroleum Inc                                        340,724
      8,534 W-H Energy Services Inc*                                     167,266
                                                                      $8,061,914

PAPER & FOREST PRODUCTS --- 0.95%
     11,447 Buckeye Technologies Inc*                                    131,641
      8,751 Caraustar Industries Inc*                                    123,477
      6,016 Chesapeake Corp                                              160,507
      3,756 Deltic Timber Corp                                           144,230
      4,846 Pope & Talbot Inc                                             95,805
     10,936 Rock-Tenn Co Class A                                         185,365
      4,692 Schweitzer-Mauduit International Inc                         143,716
      5,520 Universal Forest Products Inc                                178,020
     16,000 Wausau-Mosinee Paper Corp                                    276,800
                                                                      $1,439,561

PERSONAL LOANS --- 0.18%
      8,822 Cash America International Inc                               202,906
      7,590 Rewards Network Inc*                                          68,310
                                                                        $271,216

PHARMACEUTICALS --- 1.28%
     16,194 Alpharma Inc Class A                                         331,653
      4,589 CIMA Labs Inc*                                               154,787
     21,888 MGI Pharma Inc*                                              591,195
     17,656 Medicis Pharmaceutical Corp Class A                          705,357
      7,290 Noven Pharmaceuticals Inc*                                   160,526
                                                                      $1,943,518

PHOTOGRAPHY/IMAGING --- 0.02%
      8,921 Concord Camera Corp*                                          29,439
                                                                         $29,439

POLLUTION CONTROL --- 0.40%
      7,008 Ionics Inc*                                                  197,976
     13,548 Waste Connections Inc*                                       401,834
                                                                        $599,810

PRINTING & PUBLISHING --- 0.71%
     10,789 Bowne & Co Inc                                               171,006
      4,270 Consolidated Graphics Inc*                                   188,094
      5,385 Financial Federal Corp*                                      189,875
      6,445 Information Holdings Inc*                                    176,400
      8,702 John H Harland Co                                            255,404
      4,475 Thomas Nelson Inc                                            101,762
                                                                      $1,082,541

RAILROADS --- 0.20%
     19,445 Kansas City Southern*                                        301,398
                                                                        $301,398

REAL ESTATE --- 1.99%
     11,213 Capital Automotive REIT                                      328,877
      8,421 Colonial Properties Trust REIT                               324,461
      7,200 Entertainment Properties REIT                                257,328
      7,167 Essex Property Trust REIT                                    489,864
      9,107 Gables Residential Trust REIT                                309,456
      9,905 Glenborough Realty Trust Inc REIT                            181,757
      8,846 Kilroy Realty Corp REIT                                      301,649
     14,880 Lexington Corporate Properties Trust REIT                    296,261
     14,276 Shurgard Storage Centers Inc REIT                            533,922
                                                                      $3,023,575

RESTAURANTS --- 2.33%
     11,570 CEC Entertainment Inc*                                       341,431
      6,630 IHOP Corp                                                    237,089
     11,307 Jack In The Box Inc*                                         335,818
      8,593 Landry's Seafood Restaurants Inc                             256,845
      6,630 Lone Star Steakhouse & Saloon Inc                            180,270
      6,592 O'Charley's Inc*                                             113,316
      7,989 PF Changs China Bistro Inc*                                  328,747
      9,386 Panera Bread Co Class A*                                     336,770
      5,461 Papa John's International Inc*                               161,318
     10,507 Rare Hospitality International Inc*                          261,624
     13,010 Ryan's Restaurant Group Inc*                                 205,558
     18,380 Sonic Corp*                                                  418,145
      8,492 Steak N Shake Co*                                            154,724
     19,680 Triarc Cos Inc                                               200,146
                                                                      $3,531,801

RETAIL --- 6.12%
     10,310 Aaron Rents Inc                                              341,673
      4,143 Building Materials Holding Corp                               78,427
     13,789 Burlington Coat Factory Warehouse Corp                       266,128
     15,470 Casey's General Stores Inc                                   283,101
      6,378 Cato Corp Class A                                            143,186
      8,370 Children's Place*                                            196,862
     11,624 Christopher & Banks Corp                                     205,861
      6,783 Cost Plus Inc*                                               220,108
      9,126 Dress Barn Inc*                                              156,237
      7,522 Duane Reade Inc*                                             122,834
      7,340 Electronics Boutique Holdings Corp*                          193,336
     12,177 Freds Inc                                                    268,990
      6,798 Genesco Inc*                                                 160,637
     10,137 Goody's Family Clothing Inc                                  105,121
     11,874 Great Atlantic & Pacific Tea Co Inc*                          90,955
      6,956 Group 1 Automotive Inc*                                      231,009
      7,530 Guitar Center*                                               334,859
      9,451 Gymboree Corp*                                               145,167
      5,766 Hancock Fabrics Inc                                           73,517
      6,935 Haverty Furniture Inc                                        121,224
      7,300 Hibbett Sporting Goods Inc*                                  199,655
     14,444 Hot Topic Inc*                                               295,958
     14,941 Insight Enterprises Inc*                                     265,352
      6,157 J Jill Group Inc*                                            145,244
      6,946 Jo-Ann Stores Inc*                                           204,212
     13,989 Linens 'n Things Inc*                                        410,018
     11,600 Longs Drug Stores Corp                                       276,892
     11,187 Men's Wearhouse Inc*                                         295,225
     10,380 Movie Gallery Inc                                            202,929
     18,606 Pep Boys - Manny Moe & Jack                                  471,662
     11,300 Select Comfort Corp*                                         320,920
      9,109 ShopKo Stores Inc*                                           128,801
     13,009 Stein Mart Inc*                                              211,526
      6,850 TBC Corp*                                                    163,030
     10,693 Too Inc*                                                     178,573
     11,868 Tractor Supply Co*                                           496,320
      4,554 Ultimate Electronics Inc*                                     22,497
     12,520 Urban Outfitters Inc*                                        762,593
      9,280 Wet Seal Inc Class A*                                         48,534
     16,082 Zale Corp*                                                   438,395
                                                                      $9,277,568

SHOES --- 0.60%
      5,643 Brown Shoe Co Inc                                            230,968
     10,976 K-Swiss Inc                                                  221,825
     12,104 Stride Rite Corp                                             133,507
     12,318 Wolverine World Wide Inc                                     323,348
                                                                        $909,648

SPECIALIZED SERVICES --- 4.35%
     15,119 ABM Industries Inc                                           294,367
      9,403 ADVO Inc                                                     309,547
      8,204 Administaff Inc*                                             136,186
      2,743 Angelica Corp                                                 68,877
      9,563 Arbitron Inc*                                                349,241
      6,091 CDI Corp                                                     210,749
      2,435 CPI Corp                                                      35,843
      7,565 Carreker Corp*                                                75,801
     11,285 Central Parking Corp                                         210,917
      6,562 Coinstar Inc*                                                144,167
      6,504 G&K Services Inc Class A                                     261,396
     11,811 Global Payments Inc                                          531,731
      5,897 Heidrick & Struggles International Inc*                      175,023
      3,617 Insurance Auto Auctions Inc*                                  61,489
      5,290 Intrado Inc*                                                  85,116
     12,410 Kroll Inc*                                                   457,681
     12,780 Labor Ready Inc*                                             198,090
      3,247 MemberWorks Inc*                                              96,176
      4,488 Mobile Mini Inc*                                             127,504
      9,730 NCO Group Inc*                                               259,694
      7,816 On Assignment Inc*                                            46,114
     19,105 PRG-Schultz International Inc*                               104,504
      7,216 Pegasus Solutions Inc*                                        94,746
      5,065 Pre-Paid Legal Services Inc*                                 120,699
     10,650 Rayovac Corp*                                                299,265
      5,041 SOURCECORP Inc*                                              138,728
      5,932 School Specialty Inc*                                        215,391
     18,730 Spherion Corp*                                               189,922
      4,487 StarTek Inc                                                  160,635
     17,272 Tetra Tech Inc*                                              281,879
      6,900 Viad Corp                                                    186,369
      4,718 Volt Information Sciences Inc*                               148,664
      9,954 Watson Wyatt & Co Holdings*                                  265,274
     14,843 eFunds Corp*                                                 259,753
                                                                      $6,601,538

TELEPHONE & TELECOMMUNICATIONS --- 0.33%
      5,601 Boston Communications Group Inc*                              57,410
      6,730 Commonwealth Telephone Enterprises Inc*                      301,302
     17,720 General Communication Inc Class A*                           140,697
      1,060 Metrocall Inc (rights) @*                                          0
                                                                        $499,409

TEXTILES --- 1.41%
      4,118 Ashworth Inc*                                                 34,221
     21,902 Fossil Inc*                                                  596,830
      2,151 Haggar Corp                                                   43,343
      8,448 Kellwood Co                                                  367,910
      3,681 OshKosh B'Gosh Inc Class A                                    91,915
      5,002 Oxford Industries Inc                                        217,887
      9,502 Phillips-Van Heusen Corp                                     182,914
     17,640 Quiksilver Inc*                                              420,008
     10,110 Russell Corp                                                 181,576
                                                                      $2,136,604

TOBACCO --- 0.05%
     13,928 DIMON Inc                                                     79,668
                                                                         $79,668

TRANSPORTATION --- 1.78%
      7,741 Arkansas Best Corp                                           254,834
     15,484 Heartland Express Inc                                        423,642
      7,627 Kirby Corp*                                                  296,690
     11,635 Knight Transportation Inc*                                   334,274
      9,276 Landstar System Inc*                                         490,422
      8,654 USF Corp                                                     304,015
     14,902 Yellow Roadway Corp*                                         593,994
                                                                      $2,697,871

UNIT INVESTMENT TRUST --- 0.32%
      3,268 iShares S&P 600 Index Fund                                   480,396
                                                                        $480,396

UTILITIES --- 2.80%
     16,254 Atmos Energy Corp                                            415,940
     14,951 Avista Corp                                                  275,397
      3,479 Cascade Natural Gas Corp                                      76,782
     11,281 Energen Corp                                                 541,375
      6,416 Laclede Group Inc                                            175,863
      4,938 NUI Corp                                                      72,095
      8,556 New Jersey Resources Corp                                    355,758
      8,448 Northwest Natural Gas Co                                     257,664
     11,909 Piedmont Natural Gas Co Inc                                  508,514
     22,742 Southern Union Co*                                           479,401
     10,721 Southwest Gas Corp                                           258,698
     11,166 Southwestern Energy Co*                                      320,129
     15,766 UGI Corp                                                     506,089
                                                                      $4,243,705

WATER --- 0.07%
      4,769 American States Water Co                                     110,832
                                                                        $110,832

TOTAL COMMON STOCK --- 96.58%                                       $146,431,794
(Cost $122,810,693)

SHORT-TERM INVESTMENTS

  4,943,000 Fannie Mae                                                 4,943,000
                  1.217%, July 1, 2004
    250,000 United States of America (1)                                 248,606
                  1.360%, November 26, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.42%                                $5,191,606
(Cost $5,191,606)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%                            $151,623,400
(Cost $128,002,299)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value at June 30, 2004. REIT - Real Estate Investment Trust See Notes to Financial Statements.



ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004